Related Party Transactions - Summary of Related Party Amounts Included in Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due from related parties, Accounts receivable	$ 7	$ 5
Due to related parties, Accounts payable	$ 7	$ 3